FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, Operating Lease Revenue by Geographic Region (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) Aircraft Lessee	Jun. 30, 2019 USD ($) Lessee Aircraft	Jun. 30, 2020 USD ($) Aircraft Lessee	Jun. 30, 2019 USD ($) Lessee Aircraft
Operating Lease Revenue [Abstract]
Provision for uncollectible operating lease receivables	$ 2,000	$ 0	$ 2,000	$ 0
Operating lease revenue	$ 79,117	$ 128,623	$ 166,557	$ 233,875
Number of lessees on non-accrual status | Lessee	5	3	5	3
Number of aircraft on non-accrual status | Aircraft	7	4	7	4
Operating lease revenue recognized from lessees on non-accrual status	$ 2,400	$ 5,700	$ 6,800	$ 8,300
Operating Lease Revenue [Member] | Air India [Member]
Operating Lease Revenue [Abstract]
Concentration percentage	12.00%		11.00%
Operating Lease Revenue [Member] | AirAsia Berhad [Member]
Operating Lease Revenue [Abstract]
Concentration percentage	10.00%
Operating Lease Revenue [Member] | Jet Airways [Member]
Operating Lease Revenue [Abstract]
Concentration percentage		20.00%		12.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 79,117	$ 128,623	$ 166,557	$ 233,875
Concentration percentage	100.00%	100.00%	100.00%	100.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Europe [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 13,638	$ 23,018	$ 27,485	$ 45,760
Concentration percentage	17.00%	18.00%	17.00%	20.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Spain [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 4,340	$ 4,345	$ 8,686	$ 8,689
Concentration percentage	5.00%	3.00%	5.00%	4.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 1,942	$ 9,884	$ 3,885	$ 19,313
Concentration percentage	2.00%	8.00%	2.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 7,356	$ 8,789	$ 14,914	$ 17,758
Concentration percentage	10.00%	7.00%	10.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 50,821	$ 87,883	$ 108,438	$ 152,874
Concentration percentage	64.00%	68.00%	65.00%	65.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | India [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 14,531	$ 44,246	$ 33,754	$ 65,355
Concentration percentage	18.00%	34.00%	20.00%	28.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Malaysia [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 13,921	$ 13,256	$ 28,145	$ 27,132
Concentration percentage	18.00%	10.00%	17.00%	12.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Philippines [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 8,104	$ 8,599	$ 16,412	$ 17,299
Concentration percentage	10.00%	7.00%	10.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Indonesia [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 6,759	$ 8,562	$ 13,529	$ 18,555
Concentration percentage	9.00%	7.00%	8.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | China [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 4,291	$ 7,500	$ 9,941	$ 12,571
Concentration percentage	5.00%	6.00%	6.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 3,215	$ 5,720	$ 6,657	$ 11,962
Concentration percentage	4.00%	4.00%	4.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 1,004	$ 1,776	$ 1,964	$ 3,356
Concentration percentage	1.00%	1.00%	1.00%	1.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | North America [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 3,355	$ 5,645	$ 6,981	$ 11,282
Concentration percentage	4.00%	5.00%	4.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 10,299	$ 10,301	$ 21,689	$ 20,603
Concentration percentage	14.00%	8.00%	13.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 7,505	$ 7,505	$ 15,009	$ 15,009
Concentration percentage	10.00%	6.00%	9.00%	6.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 2,794	$ 2,796	$ 6,680	$ 5,594
Concentration percentage	4.00%	2.00%	4.00%	3.00%